Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Allowance for Doubtful Accounts on Receivables [Table Text Block]
Certain information regarding our allowance for doubtful accounts was as follows (in thousands):

	Year Ended December 31,
Dollars in thousands	2012	2011	2010
Amount expensed for uncollectible accounts	$417	$455	$272
Amount charged against the allowance	$—	$—	$—

Useful Lives Of Property And Equipment [Table Text Block]
Depreciation is recognized using the straight-line method over the following approximate useful lives:

Useful Life
Coin-counting kiosks and components	2 to 10 years
Redbox kiosks	5 years
Computers and software	3 - 5 years
Office furniture and equipment	5 - 7 years
Leased vehicles	3 - 6 years
Leasehold improvements	1 - 11 years

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
In addition to a decrease of $17.1 million in our retained earnings on March 31, 2012, and December 31, 2011, we have revised our 2009 year-end financial statements in the following tables:

	December 31, 2009
Dollars in thousands	As Reported	Adjustment	As Revised
Noncurrent deferred income tax assets	$99,195	$(17,113)	$82,082
Total assets	$1,222,799	$(17,113)	$1,205,686
Retained earnings	$50,971	$(17,113)	$33,858
Total equity	$412,391	$(17,113)	$395,278
Total liabilities and stockholder’s equity	$1,222,799	$(17,113)	$1,205,686

Dollars in thousands, except per share data	Year Ended December 31, 2009
	As Reported	Adjustment	As Revised
Income (loss) from discontinued operation, net of tax	$13,577	$(17,113)	$(3,536)
Basic earnings (loss) per share:
Continuing operations	$1.33	$—	$1.33
Discontinued operations	0.45	(0.56)	(0.11)
Basic earnings (loss) per share	$1.78	$(0.56)	$1.22
Diluted earnings (loss) per share:
Continuing operations	$1.31	$—	$1.31
Discontinued operations	0.45	(0.56)	(0.11)
Diluted earnings (loss) per share	$1.76	$(0.56)	$1.20